Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes
Effective income tax rate
	2021	2020
Statutory federal rate	(21.7)%	(21.0)%
State income tax rate, net of federal benefit	(3.6)%	(3.6)%
Permanent differences, including stock-based compensation	8.6%	8.6%
Change in valuation allowance	16.7%	16.0%
Effective tax rate	0.0%	0.0%

Deferred tax assets
	June 30, 2021	June 30, 2020
Tax benefit of net operating loss carry forward	$7,245,000	$7,047,000
Intangible	-	-
Total deferred tax assets	7,245,000	7,047,000

Less: valuation allowance	(7,245,000)	(7,047,000)
Net deferred tax assets	$-	$-